Employee Retirement Plans - Multiemployer Plans (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 30, 2016	Dec. 25, 2015	Dec. 31, 2014
Multiemployer Plans
Contributions by employer	$ 4.4	$ 4.2	$ 4.1